AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3:-  AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2015				December 31, 2014
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$293	$-	$(0)	$293	$912	$1	$-	$913
Corporate debentures	20,077	1	(19)	20,059	14,231	18	(1)	14,248

	20,370	1	(19)	20,352	15,143	19	(1)	15,161
Available-for-sale - matures after one year through three years:
Governmental debentures	978	-	(6)	972	562	-	(9)	553
Corporate debentures	29,004	3	(230)	28,777	30,036	-	(89)	29,947

	29,982	3	(236)	29,749	30,598	-	(98)	30,500
Available-for-sale - matures after three years through five years:
Governmental debentures	344	-	(5)	339	-	-	-	-
Corporate debentures	14,650	5	(174)	14,481	8,694	-	(84)	8,610

	14,994	5	(179)	14,820	8,694	-	(84)	8,610

	$65,346	$9	$(434)	$64,921	$54,435	$19	$(183)	$54,271

All investments with an unrealized loss as of December 31, 2015 are with continuous unrealized losses for less than 12 months.